O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.10%
	Aerospace & Defense - 1.96%
21,864	L3Harris Technologies, Inc.	$4,574,605

	Biotechnology - 2.33%
7,543	Amgen, Inc.	1,807,605
10,628	Biogen, Inc. *	2,841,183
12,761	Gilead Sciences, Inc.	809,941
		5,458,729
	Building Products - 4.17%
89,191	Johnson Controls International PLC#	5,560,167
65,649	Masco Corp.	4,193,658
		9,753,825
	Capital Markets - 5.61%
32,684	Ameriprise Financial, Inc.	8,445,546
22,078	Morgan Stanley	1,822,538
14,888	State Street Corp.	1,249,848
8,794	T. Rowe Price Group, Inc.	1,575,885
		13,093,817
	Chemicals - 5.25%
41,779	Celanese Corp.	6,544,680
18,821	Dow, Inc.	1,176,313
43,859	LyondellBasell Industries NV - Class A#	4,549,933
		12,270,926
	Commercial Banks - 6.72%
86,584	Bank of America Corp.	3,509,250
23,202	Citigroup, Inc.	1,652,910
87,260	Fifth Third Bancorp	3,537,521
14,764	JPMorgan Chase & Co.	2,270,851
17,155	PNC Financial Services Group, Inc.	3,207,127
60,100	Regions Financial Corp.	1,310,180
3,775	U.S. Bancorp	224,046
		15,711,885
	Computers & Peripherals - 0.93%
29,135	NetApp, Inc.	2,176,093

	Consumer Finance - 3.29%
175,779	Synchrony Financial	7,688,573

	Containers & Packaging - 2.15%
426,852	Amcor PLC#	5,015,511

	Diversified Financial Services - 1.10%
74,811	Equitable Holdings, Inc.	2,560,781

	Diversified Telecommunication Services - 3.73%
152,905	AT&T, Inc.	4,802,746
303,710	Lumen Technologies, Inc.	3,896,599
		8,699,345
	Electrical Equipment - 2.13%
34,852	Eaton Corp PLC#	4,981,396

	Food & Staples Retailing - 2.12%
98,665	Kroger Co.	3,605,219
25,382	Walgreens Boots Alliance, Inc.	1,347,784
		4,953,003
	Food Products - 0.80%
14,187	JM Smucker Co.	1,858,355

	Health Care Providers & Services - 4.59%
40,282	McKesson Corp.	7,555,292
12,364	Molina Healthcare, Inc. *	3,154,056
		10,709,348
	Insurance - 5.01%
30,098	Allstate Corp.	3,816,427
84,669	MetLife, Inc.	5,387,489
12,749	Progressive Corp.	1,284,334
12,033	Prudential Financial, Inc.	1,207,632
		11,695,882
	Internet & Direct Marketing Retail - 2.51%
104,734	eBay, Inc.	5,843,110

	IT Services - 1.48%
133,785	Western Union Co.	3,446,302

	Life Sciences Tools & Services - 2.64%
20,554	Waters Corp. *	6,163,528

	Machinery - 3.13%
28,931	Cummins, Inc.	7,291,768

	Media - 6.98%
43,061	Altice USA, Inc. - Class A *	1,563,545
7,356	Charter Communications, Inc. - Class A *	4,953,898
38,220	Discovery, Inc. - Class A *	1,439,365
246,793	Liberty Global PLC - Class C*#	6,678,219
20,259	Omnicom Group, Inc.	1,666,506
		16,301,533
	Multi-line Retail - 0.40%
4,340	Dollar General Corp.	932,015

	Oil, Gas & Consumable Fuels - 5.57%
16,595	Chevron Corp.	1,710,447
51,424	ConocoPhillips	2,629,823
12,662	Exxon Mobil Corp.	724,773
169,736	Kinder Morgan, Inc.	2,893,999
4,919	Valero Energy Corp.	363,809
192,141	Williams Companies, Inc.	4,680,555
		13,003,406

	Semiconductors & Semiconductor Equipment - 2.73%
22,347	Intel Corp.	1,285,623
720	Lam Research Corp.	446,724
33,511	QUALCOMM, Inc.	4,651,327
		6,383,674
	Software - 3.37%
4,096	Citrix Systems, Inc.	507,290
1,184	Fortinet, Inc. *	241,808
93,866	Oracle Corp.	7,114,104
		7,863,202
	Specialty Retail - 2.97%
4,220	Advance Auto Parts, Inc.	844,675
1,245	AutoZone, Inc. *	1,822,829
9,485	Lowe's Companies, Inc.	1,861,431
4,360	O'Reilly Automotive, Inc. *	2,410,557
		6,939,492
	Technology Hardware, Storage & Peripherals - 3.28%
23,227	HP, Inc.	792,273
73,985	Seagate Technology PLC#	6,868,767
		7,661,040
	Tobacco - 4.15%
156,971	Altria Group, Inc.	7,495,365
23,168	Philip Morris International, Inc.	2,200,960
		9,696,325
	Total Common Stocks (Cost $163,922,232)	212,727,469

	REITs - 8.04%
	Equity Real Estate Investment Trusts (REITs) - 6.51%
12,620	Boston Properties, Inc.	1,379,997
21,016	Essex Property Trust, Inc.	6,105,569
83,577	Host Hotels & Resorts, Inc. *	1,517,758
29,446	Simon Property Group, Inc.	3,584,756
46,827	Ventas, Inc.	2,597,025
		15,185,105
	Mortgage Real Estate Investment Trusts (REITs) - 1.53%
394,449	Annaly Capital Management, Inc.	3,581,597

	Total REITs (Cost $15,700,821)	18,766,702

	Total Investments in Securities (Cost $179,623,053) - 99.14%	231,494,171
	Other Assets in Excess of Liabilities - 0.86%	2,009,689
	Net Assets - 100.00%	$233,503,860

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT-	Real Estate Investment Trusts

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at April 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2021:

O'Shaughnessy Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,000,878	$-	$-	$25,000,878
Consumer Discretionary	13,714,617	-	-	13,714,617
Consumer Staples	16,507,684	-	-	16,507,684
Energy	13,003,406	-	-	13,003,406
Financials	50,750,937	-	-	50,750,937
Health Care	22,331,605	-	-	22,331,605
Industrials	26,601,595	-	-	26,601,595
Information Technology	27,530,311	-	-	27,530,311
Materials	17,286,436	-	-	17,286,436
Total Common Stocks	212,727,469	-	-	212,727,469
REITs	18,766,702	-	-	18,766,702
Total Investments in Securities	$231,494,171	$-	$-	$231,494,171

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.